Other Long-Term Investments (Details) (Textual) In Millions, unless otherwise specified	12 Months Ended			12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ST-Ericsson AT SA [Member] USD ($)	Dec. 31, 2010 ST-Ericsson AT SA [Member] USD ($)	Feb. 03, 2009 ST-Ericsson AT SA [Member] USD ($)	Dec. 31, 2011 3 Sun S.r.l. [Member] USD ($)	Dec. 31, 2011 3 Sun S.r.l. [Member] EUR (€)	Dec. 31, 2010 3 Sun S.r.l. [Member] USD ($)	Jul. 01, 2010 3 Sun S.r.l. [Member] USD ($)
Other Long-Term Investments (Textual) [Abstract]
Controlling share held by Ericsson						50.00%
Equity-method investments	$ 133		$ 94	$ 16	$ 39	$ 99	$ 78		$ 83
Share capital increase or shareholder loans								38
Earnings (loss) on equity investments and gain on investment divestiture				23
Redemption of subordinated notes										78
Additional Other Long Term Investments (Textual) [Abstract]
Other-than-temporary impairment charges of equity investments	$ 1	$ (3)